23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial liabilities, book value	R$ (17,851,998)	R$ (11,163,244)
Financial liabilities, fair value	R$ (20,614,154)	(17,452,969)
BRF SA BRFSBZ 5 7/8 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2022
Financial liabilities, book value	R$ (367,714)	(435,934)
Financial liabilities, fair value	R$ (389,611)	(460,606)
BRF SA BRFSBZ 4 3/4 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2024
Financial liabilities, book value	R$ (1,538,086)	(2,086,169)
Financial liabilities, fair value	R$ (1,659,891)	(2,191,726)
BRF SA BRFSBZ 3.95 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2023
Financial liabilities, book value	R$ (1,207,468)	(1,370,446)
Financial liabilities, fair value	R$ (1,275,598)	(1,427,754)
BRF SA BRFSBZ 2 3/4 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2022
Financial liabilities, book value	R$ (1,081,404)	(1,492,653)
Financial liabilities, fair value	R$ (1,105,478)	(1,559,476)
BRF SA BRFSBZ 4 7/8 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2030
Financial liabilities, book value	R$ (3,951,539)	(3,022,773)
Financial liabilities, fair value	R$ (4,333,054)	(3,160,573)
BRF SA BRFSBZ 5 3/4 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2050
Financial liabilities, book value	R$ (4,106,115)
Financial liabilities, fair value	R$ (4,705,851)
Debenture - 1st issue [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2026
Financial liabilities, book value	R$ (771,138)	(755,760)
Financial liabilities, fair value	R$ (778,016)	(832,213)
Debenture - 2nd issue [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2030
Financial liabilities, book value	R$ (2,250,867)
Financial liabilities, fair value	R$ (2,225,796)
BRF SA BRFSBZ 4.35 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2026
Financial liabilities, book value	R$ (2,577,667)	(1,999,509)
Financial liabilities, fair value	(2,779,574)	(2,101,175)
Sadia Overseas BRFSBZ7 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial liabilities, book value	(4,106,115)
Financial liabilities, fair value	R$ (4,705,851)